Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - Warrant Activities [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) [Line Items]
Options Outstanding, Weighted Average Exercise Price | $ / shares	$ 6.73
Options Outstanding, Number Outstanding | shares	2,401,378
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 6 months 18 days
Options Exercisable, Weighted Average Exercise Price | $ / shares	$ 6.73
Options Exercisable, Number Exercisable | shares	2,401,378
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 6 months 18 days